Provisions for employee benefits	12 Months Ended
Dec. 31, 2017
Provisions For Employee Benefits [Abstract]
Disclosure of employee benefits [text block]

31 Provisions for employee benefits

(€ million)	December 31, 2017	December 31, 2016
TFR	284	298
Foreign defined benefit plans	409	276
FISDE and other foreign medical plans	122	124
Other benefit plans	207	170
	1,022	868

Provisions for benefits upon termination of employment primarily related to a provisions accrued by Italian companies for employee retirement, determined using actuarial techniques and regulated by Article 2120 of the Italian Civil Code.

Pension funds are defined benefit plans provided by foreign subsidiaries located mainly in Nigeria, Germany and the United Kingdom. Benefits under these plans consist of payments based on seniority and the salary paid in the last year of service, or alternatively, the average annual salary over a defined period prior to the retirement.

Group companies provide healthcare benefits. Liability to these plans (FISDE and other foreign healthcare plans) and the current cost are limited to the contributions made by the Company for retired managers.

Other benefits primarily consisted of monetary and long-term incentive schemes to Group managers. Provisions for the monetary incentive scheme are assessed based on the estimated bonuses that will be granted to those managers who will achieve certain individual performance goals weighted with the likelihood that the Company delivers the planned profitability targets. The benefit has a three-year vesting period and incurs when the commitment arises towards Eni’s management, based on the achievement of corporate goals. The estimate is subject to adjustments in subsequent years based on the results achieved and the update of the result forecasted (above or below the target). This benefit is applied pro-rata temporis over the three-year period depending on the results of the performance parameters. Provisions for the long-term incentive scheme are assessed based on the estimated trends of a performance indicator as benchmarked against a group of international oil companies. Both of these incentive schemes normally vest over a three-year period.

Present value of employee benefits, estimated by applying actuarial techniques, consisted of the following:

	December 31, 2017					December 31, 2016
(€ million)	TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans	Total	TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans	Total
Present value of benefit liabilities at beginning of year	298	895	124	170	1,487	281	1,240	156	153	1,830
Current cost		24	2	54	80		28	2	56	86
Interest cost	3	29	2	1	35	6	34	3	1	44
Remeasurements:	(6)	54	(1)	3	50	19	22	(17)	1	25
- actuarial (gains) losses due to changes in demographic assumptions		(14)			(14)	(2)	(2)	(1)	(2)	(7)
- actuarial (gains) losses due to changes in financial assumptions	(5)	71		3	69	11	30	(2)	2	41
- experience (gains) losses	(1)	(3)	(1)		(5)	10	(6)	(14)	1	(9)
Past service cost and (gains) losses settlements		(1)		30	29		(7)	2	(3)	(8)
Plan contributions:		1			1		1			1
- employee contributions		1			1		1			1
Benefits paid	(10)	(37)	(5)	(37)	(89)	(8)	(33)	(6)	(31)	(78)
Reclassification to asset held for sale		(12)		(2)	(14)
Changes in the scope of consolidation	(1)	(15)	(1)	(3)	(20)
Currency translation differences and other changes		59	1	(9)	51		(390)	(16)	(7)	(413)
Present value of benefit liabilities at end of year (a)	284	997	122	207	1,610	298	895	124	170	1,487
Plan assets at beginning of year		619			619		707			707
Interest income		20			20		20			20
Return on plan assets		12			12		42			42
Past service cost and (gains) losses settlements							(3)			(3)
Plan contributions:		24			24		25			25
- employee contributions		1			1		1			1
- employer contributions		23			23		24			24
Benefits paid		(25)			(25)		(19)			(19)
Changes in the scope of consolidation		(15)			(15)
Currency translation differences and other changes		(47)			(47)		(153)			(153)
Plan assets at end of year (b)		588			588		619			619
Net liability recognized at end of year (a-b)	284	409	122	207	1,022	298	276	124	170	868

Employee benefit plans included the liability attributable to joint venture partners operating in exploration and production activities of  €177 million (€60 million at December 31, 2016). Eni recorded a receivable for an amount equivalent to such liability.

Foreign defined benefit plans amounting to €409 million (€276 million at December 31, 2016) primarily related to pension plans for €334 million (€184 million at December 31, 2016).

Other employee benefit plans of  €207 million (€170 million at December 31, 2016) related to: (i) defined benefit plans for €13 million (€12 million at December 31, 2016) related to the Gas fund; and (ii) long-term benefit plans for €194 million (€158 million at December 31, 2016) of which deferred monetary incentive plans for €120 million (€99 million at December 31, 2016), jubilee awards for €22 million (€28 million at December 31, 2016), long-term incentive plan for €13 million (€14 million at December 31, 2016), isopensione €28 million and other long-term plans for €11 million (€17 million at December 31, 2016).

Costs charged to the profit and loss account consisted of the following:

(€ million)	TFR	Foreign defined benefit plans	Fisde and other foreign medical plans	Other benefit plans	Total
2017
Current cost		24	2	54	80
Past service cost and (gains) losses on settlements		(1)		30	29
Interest cost (income), net:
- interest cost on liabilities	3	29	2	1	35
- interest income on plan assets		(20)			(20)
Total interest cost (income), net	3	9	2	1	15
- of which recognized in “Payroll and related cost”				1	1
- of which recognized in “Financial income (expense)”	3	9	2		14
Remeasurements for long-term plans				3	3
Total	3	32	4	88	127
- of which recognized in “Payroll and related cost”		23	2	88	113
- of which recognized in “Financial income (expense)”	3	9	2		14
2016
Current cost		28	2	56	86
Past service cost and (gains) losses on settlements		(4)	2	(3)	(5)
Interest cost (income), net:
- interest cost on liabilities	6	34	3	1	44
- interest income on plan assets		(20)			(20)
Total interest cost (income), net	6	14	3	1	24
- of which recognized in “Payroll and related cost”				1	1
- of which recognized in “Financial income (expense)”	6	14	3		23
Remeasurements for long-term plans				(1)	(1)
Total	6	38	7	53	104
- of which recognized in “Payroll and related cost”		24	4	53	81
- of which recognized in “Financial income (expense)”	6	14	3		23

Costs recognized in other comprehensive income consisted of the following:

	2017				2016
(€ million)	TFR	Foreign defined benefit plans	Fisde and other foreign medical plans	Total	TFR	Foreign defined benefit plans	Fisde and other foreign medical plans	Other benefit plans	Total
Remeasurements
Actuarial (gains)/losses due to changes in demographic assumptions		(14)		(14)	(2)	(2)	(1)	1	(4)
Actuarial (gains)/losses due to changes in financial assumptions	(5)	71		66	11	30	(2)	1	40
Experience (gains) losses	(1)	(3)	(1)	(5)	10	(6)	(14)		(10)
Return on plan assets		(12)		(12)		(42)			(42)
	(6)	42	(1)	35	19	(20)	(17)	2	(16)

Plan assets consisted of the following:

(€ million)	Cash and cash equivalents	Equity securities	Debt securities	Real estate	Derivatives	Investment funds	Assets held by insurance company	Other	Total
December 31, 2017
Plan assets with a quoted market price	16	48	329	10	9	60	13	100	585
Plan assets without a quoted market price							3		3
	16	48	329	10	9	60	16	100	588
December 31, 2016
Plan assets with a quoted market price	105	49	270	11	1	65	14	101	616
Plan assets without a quoted market price							3		3
	105	49	270	11	1	65	17	101	619

Plan assets are generally managed by external asset managers pursuing investment strategies, defined by Eni’s companies, with the aim of ensuring that assets are sufficient to pay the benefits. For this purpose, the investments are aimed at maximizing the expected return and limit the risk level through proper diversification.

The main actuarial assumptions used in the measurement of the liabilities at year-end and in the estimate of costs expected for 2018 consisted of the following:

		TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other long-term benefit plans
2017
Discount rate	(%)	1.5	0.6-15.5	1.5	0.0-1.5
Rate of compensation increase	(%)	2.5	1.5-13.5
Rate of price inflation	(%)	1.5	0.6-14.8	1.5	1.5
Life expectations on retirement at age 65	(years)		13-24	24
2016
Discount rate	(%)	1.0	0.6-17.5	1.0	0.0-1.0
Rate of compensation increase	(%)	2.0	1.0-15.0
Rate of price inflation	(%)	1.0	0.6-13.5	1.0	1.0
Life expectations on retirement at age 65	(years)		13-24	24

The following is an analysis by geographical area related to the main actuarial assumptions used in the valuation of the principal foreign defined benefit plans:

		Euro area	Rest of Europe	Africa	Other areas	Foreign defined benefit plans
2017
Discount rate	(%)	1.5-1.8	0.6-2.5	3.7-15.5	4.1-8.0	0.6-15.5
Rate of compensation increase	(%)	1.5-3.0	2.5-3.7	5.0-13.5	1.5-10.0	1.5-13.5
Rate of price inflation	(%)	1.5-1.9	0.6-3.4	3.7-14.8	1.5-4.8	0.6-14.8
Life expectations on retirement at age 65	(years)	21-24	22-24	13-17		13-24
2016
Discount rate	(%)	1.0-2.0	0.6-2.7	3.5-17.5	7.3-8.1	0.6-17.5
Rate of compensation increase	(%)	1.0-3.0	2.3-3.8	5.0-15.0	7.8-10.0	1.0-15.0
Rate of price inflation	(%)	1.0-1.8	0.6-3.4	3.5-13.5	5.0-5.5	0.6-13.5
Life expectations on retirement at age 65	(years)	21-22	23-24	13-15		13-24

The discount rate used was determined on the base of corporate bond yields (rating AA) in countries with a significant market, or in the absence, of government bond yields. The demographic tables adopted are those used by each country for the assessments of IAS 19. The inflation rate is consistent with the discount rate adopted determined based on the inflation rate implicit in the securities financial markets.

The effects of a possible change in the main actuarial assumptions at the end of the year are listed below:

	Discount rate		Rate of price inflation	Rate of increases in pensionable salaries	Healthcare cost trend rate	Rate of increases to pensions in payment
(€ million)	0.5% Increase	0.5% Decrease	0.5% Increase	0.5% Increase	0.5% Increase	0.5% Increase
December 31, 2017
Effect on DBO
TFR	(13)	14	9
Foreign defined benefit plans	(72)	79	24	20		13
FISDE and other foreign medical plans	(7)	7			7
Other benefit plans	(3)	1	1
December 31, 2016
Effect on DBO
TFR	(15)	16	10
Foreign defined benefit plans	(57)	66	33	15		23
FISDE and other foreign medical plans	(7)	8			8
Other benefit plans	(2)	2	1

The sensitivity analysis was performed based on the results for each plan through assessments calculated considering modified parameters.

The amount of contributions expected to be paid for employee benefit plans in the next year amounted to €123 million, of which €59 million related to defined benefit plans.

The following is an analysis by maturity date of the liabilities for employee benefit plans:

(€ million)	TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans
December 31, 2017
2018	16	47	5	66
2019	17	65	5	60
2020	18	70	5	46
2021	17	79	5	8
2022	14	84	5	6
2023 and thereafter	202	64	97	31
December 31, 2016
2017	13	31	5	37
2018	14	44	5	59
2019	15	33	5	52
2020	17	33	5	3
2021	19	38	5	3
2022 and thereafter	220	97	99	42

The weighted average duration of the liabilities for employee benefit plans was the following:

		TFR	Foreign defined benefit plans	FISDE and other foreign medical plans	Other benefit plans
2017
Weighted average duration	(years)	10.1	17.5	13.7	3.0
2016
Weighted average duration	(years)	10.3	17.9	13.9	3.4